Issued capital and reserves - Disclosure of Reconciliation of Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	250,025,698	240,087,730	250,025,698	240,087,730
Issuance of preference shares B, number of shares (in shares)	1,101,176	847,059	1,101,176		847,059
Number of shares authorised and issued, end of period (in shares)	251,126,874	240,934,789	251,126,874	240,934,789
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	210,317,792	201,226,883	210,317,792	201,226,883
Issuance of preference shares B, number of shares (in shares)		0
Number of shares authorised and issued, end of period (in shares)	210,317,792	201,226,883	210,317,792	201,226,883
Preference shares A
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	17,684,377	17,684,377	17,684,377	17,684,377
Issuance of preference shares B, number of shares (in shares)		0
Number of shares authorised and issued, end of period (in shares)	17,684,377	17,684,377	17,684,377	17,684,377
Preference shares B
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	22,023,529	21,176,470	22,023,529	21,176,470
Issuance of preference shares B, number of shares (in shares)	1,101,176	847,059	1,101,176	847,059
Number of shares authorised and issued, end of period (in shares)	23,124,705	22,023,529	23,124,705	22,023,529